Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 01, 2012
Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 01, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun. 01, 2012
Global X Top Guru Holdings Index ETF (Prospectus Summary) | Global X Top Guru Holdings Index ETF | Global X Top Guru Holdings Index ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GURU
Global X Value Guru Holdings Index ETF (Prospectus Summary) | Global X Value Guru Holdings Index ETF | Global X Value Guru Holdings Index ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
Global X Activist Investor Holdings Index ETF (Prospectus Summary) | Global X Activist Investor Holdings Index ETF | Global X Activist Investor Holdings Index ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA